20. BONDS PAYABLE AND PROMISSORY NOTES	12 Months Ended
Dec. 31, 2018
Bonds Payable And Promissory Notes
20. BONDS PAYABLE AND PROMISSORY NOTES
·	On November 14, 2012 the Company issued bonds for a total of UF 1,500,000 corresponding to the F series issued by the Viña Concha y Toro S.A. with a charge to the line of bonds registered in the Securities Register of the CMF under number 574 dated March 23, 2009.

The bonds issued indicated above was performed as per the following detail:

-	UF 1,500,000 placed with charge to F Series, at a term of 6 years amortizable on a semi-annual basis with three-year grace period. The issuance effective rate is UF + 3.63%.

·	On September 11, 2014, the Company issued bonds for a total of UF 2,000,000 corresponding to the J and K series issued by the Viña Concha y Toro S.A. with charge to the line of bonds registered in the Securities Register of the CMF under number 575 dated March 23, 2009.

The bonds issued indicated above was performed as per the following detail:

-	UF 1,000,000 placed with charge to Series J, at a term of 6 years amortizable on a semi-annual basis with 3-yeare grace period. The issuance effective rate is UF + 2.18%, and,

-	UF 1,000,000 placed with charge to K Series, at a term of 24 years amortizable on a semi-annual basis with 10-yeare grace period. The issuance effective rate is UF + 3.49%.

·	On November 3, 2016, the Company issued bonds for a total of UF 2,000,000 corresponding to the N series issued by the Viña Concha y Toro S.A. with charge to the line of bonds registered in the Securities Register of the CMF under number 841 dated October 12, 2016.

The bonds issued indicated above was realized as per the following detail:

-	UF 2,000,000 placed with charge to Series N, at a term of 25 years amortizable on a semi-annual basis with 20-year grace period. The issuance effective rate is UF + 2.69%.

-	On January 10, 2018, the Company performed a bond placement for a total of UF 2,000,000 corresponding to the Q series issued by the Viña Concha y Toro SA with charge to the line of bonds registered in the Securities Register of the CMF under number 876 dated December 19, 2017.

The bond placement indicated above was performed as per the following detail:

-	UF 2,000,000 placed with charge to Q Series, at a term of 20 years amortizable on a semi-annual basis with 15-year grace period. The placement effective rate is UF + 2.92%.

Bonds payable and promissory notes are detailed as follows:

a)	Bonds payable and promissory notes, current as of December 31, 2018

						Currency				Maturities
						or					90 days to 1
Debtor		Debtor	Creditor		Creditor	adjustment	Type of	Effective	Nominal	Up to 90 days	year	Total
taxpayer ID	Name of debtor	country	taxpayer ID	Creditor name	country	unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	2.29%	2.50%	9,339,207	—	9,339,207
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.53%	3.30%	297,435	—	297,435
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco de Bice	Chile	U.F.	Biannual	2.75%	2.40%	240,239	—	240,239
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco de Bice	Chile	U.F.	Biannual	2.92%	3.00%	774,932	—	774,932
Total										10,651,813	—	10,651,813

b)	Bonds payable and promissory notes, non-current as of December 31, 2018

						Currency				Maturities
						or								More than 5
Debtor		Debtor	Creditor		Creditor	adjustment	Type of	Effective	Nominal	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	years	Total
taxpayer ID	Name of debtor	country	taxpayer ID	Creditor name	country	unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	2.29%	2.50%	9,188,604	—	—	—	—	9,188,604
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.53%	3.30%	—	—	—	—	27,565,790	27,565,790
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco de Bice	Chile	U.F.	Biannual	2.75%	2.40%	—	—	—	—	55,131,580	55,131,580
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco de Bice	Chile	U.F.	Biannual	2.92%	3.00%	—	—	—	—	55,131,580	55,131,580
Total										9,188,604	—	—	—	137,828,950	147,017,554

c)	Bonds payable and promissory notes, current as of December 31, 2017

						Currency				Maturities
						or					90 days to 1
Debtor		Debtor	Creditor		Creditor	adjustment	Type of	Effective	Nominal	Up to 90 days	year	Total
taxpayer ID	Name of debtor	country	taxpayer ID	Creditor name	country	unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.78%	3.50%	6,770,141	6,699,548	13,469,689
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	2.29%	2.50%	9,152,339	—	9,152,339
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.53%	3.30%	289,152	—	289,152
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Biannual	2.75%	2.40%	233,548	—	233,548
Total										16,445,180	6,699,548	23,144,728

d)	Bonds payable and promissory notes, non-current as of December 31, 2017

						Currency				Maturities
						or								More than 5
Debtor		Debtor	Creditor		Creditor	adjustment	Type of	Effective	Nominal	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	years	Total
taxpayer ID	Name of debtor	country	taxpayer ID	Creditor name	country	unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	2.29%	2.50%	8,932,710	8,932,720	—	—	—	17,865,430
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.53%	3.30%	—	—	—	—	26,798,140	26,798,140
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Biannual	2.75%	2.40%	—	—	—	—	53,596,280	53,596,280
Total										8,932,710	8,932,720	—	—	80,394,420	98,259,850

Bonds payable and promissory notes correspond to the issuance in Chile of Bonds in UF. These are presented valued at the principal value plus accrued interests at year-end.

e)	Issuance Expenses and Placement of equity and debt securities

Issuance expenses net of amortization as of December 31, 2018 and 2017 amount to ThCh$1,319,265 and ThCh$986,910, respectively. In addition, as issuance expenses all disbursements due to reports of Risk Rating Agencies, legal and financial advisories, taxes, printing house and placement commissions are included. Such expenses are presented in the caption Other Non-Current Non-financial Assets (See Note 17).

As of December 31, 2018 and 2017, the amortization amounts to ThCh$137,588 and ThCh$124,161, respectively.